Business Combinations (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations
Schedule of fair value of identifiable assets acquired and liabilities assumed for all acquisitions

	2019(1)	2018	2017
Current assets	$2,137	$706	$51
Computer hardware and other property	86	—	—
Finite-lived intangible assets	38,719	7,928	3,600
Indefinite-lived intangible assets	—	—	70
Goodwill	44,779	21,527	9,767
Other non-current assets	2	38	14
Total assets	85,723	30,199	13,502

Current liabilities	4,366	491	182
Non-current liabilities	8,920	2,054	19
Total liabilities	13,286	2,545	201
Net assets acquired	$72,437	$27,654	$13,301

(1)     Net assets acquired includes $3,500 related to the SequenceBase acquisition.